Exhibit 99.1

MONTHLY SERVICER’S CERTIFICATE

CARMAX BUSINESS SERVICES, LLC

CARMAX AUTO OWNER TRUST

SERIES 2012-1

Collection Period	2/1/12-2/29/12
Determination Date	3/9/2012
Distribution Date	3/15/2012

Pool Balance
1.	Pool Balance on the close of the last day of the preceding Collection Period			$970,000,044.78
2.	Collections allocable to Principal			$28,902,738.87
3.	Purchase Amount allocable to Principal			$0.00
4.	Defaulted Receivables			$3,446.59

5.	Pool Balance on the close of the last day of the related Collection Period (Ln1 - Ln2 - Ln3 - Ln4)			$941,093,859.32
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period			62,663
7.	Initial Pool Balance			$970,000,044.78

			Beginning of Period	End of Period
8.	Note Balances
	a.	Class A-1 Note Balance	$171,000,000.00	$136,580,256.78
	b.	Class A-2 Note Balance	$336,000,000.00	$336,000,000.00
	c.	Class A-3 Note Balance	$288,000,000.00	$288,000,000.00
	d.	Class A-4 Note Balance	$120,680,000.00	$120,680,000.00
	e.	Class B Note Balance	$20,370,000.00	$20,370,000.00
	f.	Class C Note Balance	$17,460,000.00	$17,460,000.00
	g.	Class D Note Balance	$16,490,000.00	$16,490,000.00

	h.	Note Balance (sum a - g)	$970,000,000.00	$935,580,256.78
9.	Pool Factors
	a.	Class A-1 Note Pool Factor	1.0000000	0.7987150
	b.	Class A-2 Note Pool Factor	1.0000000	1.0000000
	c.	Class A-3 Note Pool Factor	1.0000000	1.0000000
	d.	Class A-4 Note Pool Factor	1.0000000	1.0000000
	e.	Class B Note Pool Factor	1.0000000	1.0000000
	f.	Class C Note Pool Factor	1.0000000	1.0000000
	g.	Class D Note Pool Factor	1.0000000	1.0000000

	h.	Note Pool Factor	1.0000000	0.9645157
10.	Overcollateralization Target Amount			$9,410,938.59
11.	Current overcollateralization amount (Pool Balance - Note Balance)			$5,513,602.54
12.	Weighted Average Coupon		%	8.75%
13.	Weighted Average Original Term		months	65.53
14.	Weighted Average Remaining Term		months	58.66

Collections
15.	Finance Charges:
	a.	Collections allocable to Finance Charge		$6,969,914.98
	b.	Liquidation Proceeds allocable to Finance Charge		$0.00
	c.	Purchase Amount allocable to Finance Charge		$0.00

	d.	Available Finance Charge Collections (sum a - c)		$6,969,914.98

16.	Principal:
	a.	Collections allocable to Principal	$28,902,738.87
	b.	Liquidation Proceeds allocable to Principal	$0.00
	c.	Purchase Amount allocable to Principal	$0.00

	d.	Available Principal Collections (sum a - c)	$28,902,738.87
17.	Total Finance Charge and Principal Collections (15d+16d)		$35,872,653.85
18.	Interest Income from Collection Account		$614.25
19.	Simple Interest Advances		$0.00

20.	Available Collections (Ln17+18+19)		$35,873,268.10
Available Funds
21.	Available Collections		$35,873,268.10
22.	Reserve Account Draw Amount		$0.00

23.	Available Funds		$35,873,268.10

Application of Available Funds
24.	Servicing Fee
	a.	Monthly Servicing Fee	$808,333.37
	b.	Amount Unpaid from Prior Months	$0.00
	c.	Amount Paid	$808,333.37

	d.	Shortfall Amount (a + b - c)	$0.00
25.	Unreimbursed Servicer Advances		$0.00
26.	Backup Servicing Fees and Unpaid Transition Expenses
	a.	Monthly Servicing Fee	$6,062.50
	b.	Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)	$0.00
	c.	Other Unpaid Backup Servicing Fees	$0.00
	d.	Amount Paid	$6,062.50

	e.	Shortfall Amount (a + b + c - d)	$0.00
27.	Class A Noteholder Interest Amounts
	a.	Class A-1 Monthly Interest	$50,630.44
	b.	Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00

	d.	Total Class A-1 Note Interest (sum a - c)	$50,630.44
	e.	Class A-2 Monthly Interest	$159,693.33
	f.	Additional Note Interest related to Class A-2 Monthly Interest	$0.00
	g.	Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00

	h.	Total Class A-2 Note Interest (sum e - g)	$159,693.33
	i.	Class A-3 Monthly Interest	$206,480.00
	j.	Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	k.	Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00

	l.	Total Class A-3 Note Interest (sum i - k)	$206,480.00
	m.	Class A-4 Monthly Interest	$121,518.06
	n.	Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	o.	Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00

	p.	Total Class A-4 Note Interest (sum m - o)	$121,518.06
28.	Priority Principal Distributable Amount		$0.00
29.	Class B Noteholder Interest Amount
	a.	Class B Monthly Interest	$28,880.13
	b.	Additional Note Interest related to Class B Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00

	d.	Total Class B Note Interest (sum a - c)	$28,880.13

30.	Secondary Principal Distributable Amount		$0.00
31.	Class C Noteholder Interest Amount
	a.	Class C Monthly Interest	$30,943.00
	b.	Additional Note Interest related to Class C Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00

	d.	Total Class C Note Interest (sum a - c)	$30,943.00
32.	Tertiary Principal Distributable Amount		$12,416,140.68
33.	Class D Noteholder Interest Amount
	a.	Class D Monthly Interest	$41,046.36
	b.	Additional Note Interest related to Class D Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00

	d.	Total Class D Note Interest (sum a - c)	$41,046.36
34.	Quaternary Principal Distributable Amount		$16,490,000.00
35.	Required Payment Amount (Ln 24 + Ln 26 + (sum of Ln 27 through Ln 34))		$30,359,727.87
36.	Reserve Account Deficiency		$0.00
37.	Regular Principal Distributable Amount		$9,410,938.59
38.	Remaining Unpaid Servicer Transition Expenses, if any		$0.00
39.	Additional Servicing Fees, if any		$0.00
40.	Remaining Unpaid Backup Servicer Indemnity Amounts, if any		$0.00

Collection Account Activity
41.	Deposits
	a.	Total Daily Deposits of Finance Charge Collections	$6,969,914.98
	b.	Total Daily Deposits of Principal Collections	$28,902,738.87
	c.	Withdrawal from Reserve Account	$0.00
	d.	Interest Income	$614.25

	e.	Total Deposits to Collection Account (sum a - d)	$35,873,268.10
42.	Withdrawals
	a.	Servicing Fee and Unreimbursed Servicer Advances	$808,333.37
	b.	Backup Servicing Fee and Unreimbursed Backup Servicer Advances	$6,062.50
	c.	Deposit to Note Payment Account for Monthly Note Interest/Principal	$35,058,872.23
	d.	Deposit to Reserve Account	$0.00
	e.	Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$0.00

	f.	Total Withdrawals from Collection Account (sum a - e)	$35,873,268.10

Note Payment Account Activity
43.	Deposits
	a.	Class A-1 Interest Distribution	$50,630.44
	b.	Class A-2 Interest Distribution	$159,693.33
	c.	Class A-3 Interest Distribution	$206,480.00
	d.	Class A-4 Interest Distribution	$121,518.06
	e.	Class B Interest Distribution	$28,880.13
	f.	Class C Interest Distribution	$30,943.00
	g.	Class D Interest Distribution	$41,046.36
	h.	Class A-1 Principal Distribution	$34,419,743.22
	i.	Class A-2 Principal Distribution	$0.00
	j.	Class A-3 Principal Distribution	$0.00
	k.	Class A-4 Principal Distribution	$0.00
	l.	Class B Principal Distribution	$0.00
	m.	Class C Principal Distribution	$0.00
	n.	Class D Principal Distribution	$0.00

	o.	Total Deposits to Note Payment Account (sum a - n)	$35,058,934.54

44.	Withdrawals
	a.	Class A-1 Distribution	$34,470,373.66
	b.	Class A-2 Distribution	$159,693.33
	c.	Class A-3 Distribution	$206,480.00
	d.	Class A-4 Distribution	$121,518.06
	e.	Class B Distribution	$28,880.13
	f.	Class C Distribution	$30,943.00
	g.	Class D Distribution	$41,046.36

	h.	Total Withdrawals from Note Payment Account (sum a - g)	$35,058,934.54

Certificate Payment Account Activity

45.	Deposits
	a.	Excess Collections	$0.00
	b.	Reserve Account surplus (Ln 55)	$0.00

	c.	Total Deposits to Certificate Payment Account (sum a - b)	$0.00
46.	Withdrawals
	a.	Certificateholder Distribution	$0.00

	b.	Total Withdrawals from Certificate Payment Account	$0.00

Required Reserve Account Amount

47.	Lesser of: (a or b)
	a.	$2,425,000.11	$2,425,000.11
	b.	Note Balance	$935,580,256.78
48.	Required Reserve Account Amount		$2,425,000.11

Reserve Account Reconciliation

49.	Beginning Balance (as of end of preceding Distribution Date)		$2,425,000.11
50.	Investment Earnings		$62.31
51.	Reserve Account Draw Amount		$0.00

52.	Reserve Account Amount (Ln 49 + Ln 50 - Ln 51)		$2,425,062.42
53.	Deposit from Available Funds (Ln 42d)		$0.00
54.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a.	the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$62.31
	b.	any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
55.	Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 54 exist		$0.00

56.	Ending Balance (Ln52 + Ln53 - Ln54 - Ln55)		$2,425,000.11
57.	Reserve Account Deficiency (Ln48 - Ln56)		$0.00

Instructions to the Trustee

58.	Amount to be deposited from the Reserve Account into the Collection Account		$0.00
59.	Amount to be paid to Servicer from the Collection Account		$808,333.37
60.	Amount to be paid to Backup Servicer from the Collection Account		$6,062.50
61.	Amount to be deposited from the Collection Account into the Note Payment Account		$35,058,872.23
62.	Amount to be deposited from the Collection Account into the Certificate Payment Account		$0.00
63.	Amount to be deposited from the Collection Account into the Reserve Account		$0.00
64.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds
	Required Reserve Account Amount, into
	a.	the Note Payment Account for any unfunded Regular Principal Distributable Amount	$62.31
	b.	the Certificate Payment Account for payment to the Certificateholder, if no unfunded Regular Principal distributable amount exists	$0.00
65.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account		$34,470,373.66
66.	Amount to be paid to Class A-2 Noteholders from the Note Payment Account		$159,693.33
67.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account		$206,480.00
68.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account		$121,518.06
69.	Amount to be paid to Class B Noteholders from the Note Payment Account		$28,880.13
70.	Amount to be paid to Class C Noteholders from the Note Payment Account		$30,943.00
71.	Amount to be paid to Class D Noteholders from the Note Payment Account		$41,046.36
72.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections and Reserve Account surplus		$0.00

Net Loss and Delinquency Activity
73.	Net Losses with respect to preceding Collection Period			$3,446.59
74.	Cumulative Net Losses			$3,446.59
75.	Cumulative Net Loss Percentage			0.0004%
76.	Delinquency Analysis
			Number of Loans	Principal Balance
	a.	31 to 60 days past due	444	$5,271,342.56
	b.	61 to 90 days past due	2	$29,905.25
	c.	91 or more days past due	1	$16,333.18

	d.	Total Past Due (sum a-c)	447	5,317,580.99

Servicer Covenant
77.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter			$2,626,771,000.00
78.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?			Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on March 09, 2012.

CARMAX BUSINESS SERVICES, LLC As Servicer

By:	/s/ Thomas W. Reedy
Name:	Thomas W. Reedy
Title:	Sr. Vice President, Chief Financial Officer & Treasurer